Putnam VT International Equity Fund
The fund's portfolio
9/30/23 (Unaudited)

COMMON STOCKS (96.2%)(a)
	Shares	Value
Australia (1.8%)
BHP Group, Ltd. (ASE Exchange)	131,387	$3,725,553

		3,725,553
Canada (1.4%)
Canadian National Railway Co.	27,000	2,923,932

		2,923,932
Denmark (2.2%)
Novo Nordisk A/S Class B	49,842	4,533,919

		4,533,919
France (17.5%)
AXA SA	97,682	2,893,373
Capgemini SE	15,404	2,674,731
Euronext NV	37,922	2,639,049
LVMH Moet Hennessy Louis Vuitton SA	7,345	5,541,264
Sanofi	65,568	7,035,590
STMicroelectronics NV	46,011	1,982,361
Thales SA	19,600	2,750,141
TotalEnergies SE	60,198	3,961,471
Vinci SA	43,636	4,830,800
Worldline SA/France(NON)	61,911	1,731,175

		36,039,955
Germany (4.8%)
AIXTRON SE	53,851	1,980,639
Deutsche Boerse AG	14,188	2,452,329
Merck KGaA	21,411	3,578,654
Rheinmetall AG	7,631	1,967,442

		9,979,064
Hong Kong (1.8%)
CK Hutchison Holdings, Ltd.	714,000	3,805,365

		3,805,365
India (0.9%)
MakeMyTrip, Ltd.(NON)	44,400	1,799,088

		1,799,088
Ireland (4.9%)
Bank of Ireland Group PLC	466,760	4,583,403
CRH PLC	78,188	4,312,471
Kerry Group PLC Class A	14,498	1,210,263

		10,106,137
Italy (1.7%)
PRADA SpA	230,400	1,347,829
Prysmian SpA	54,918	2,203,290

		3,551,119
Japan (25.4%)
Asahi Group Holdings, Ltd.	113,100	4,228,467
Asics Corp.	94,100	3,285,489
Coca-Cola Bottlers Japan Holdings, Inc.	140,000	1,829,851
Ebara Corp.	29,600	1,386,579
Hoya Corp.	32,000	3,297,714
ITOCHU Corp.	111,500	4,028,521
Japan Exchange Group, Inc.	255,200	4,733,328
Mitsubishi Corp.	78,400	3,735,027
Mitsubishi Electric Corp.	139,000	1,718,464
Mitsubishi UFJ Financial Group, Inc.	834,800	7,080,723
Nintendo Co., Ltd.	96,700	4,028,546
Pan Pacific International Holdings Corp.	156,000	3,275,995
Renesas Electronics Corp.(NON)	149,700	2,296,775
Sony Group Corp.	50,100	4,098,264
Taiyo Nippon Sanso Corp.	66,700	1,580,830
Yakult Honsha Co., Ltd.	77,000	1,870,341

		52,474,914
Netherlands (5.1%)
ASML Holding NV	5,927	3,480,566
ASR Nederland NV	24,705	927,760
Universal Music Group NV	107,244	2,788,855
Wolters Kluwer NV	27,708	3,355,597

		10,552,778
Norway (1.7%)
DNB Bank ASA	177,535	3,575,798

		3,575,798
Spain (2.8%)
Coca-Cola Europacific Partners PLC	91,500	5,716,920

		5,716,920
Switzerland (4.5%)
Julius Baer Group, Ltd.	41,159	2,637,710
Nestle SA	58,859	6,646,440

		9,284,150
United Kingdom (17.7%)
Anglo American PLC (London Exchange)	97,410	2,696,926
AstraZeneca PLC	46,321	6,233,732
BP PLC	736,315	4,754,272
Compass Group PLC	173,176	4,218,868
Experian PLC	100,223	3,274,200
InterContinental Hotels Group PLC	30,147	2,222,513
JD Sports Fashion PLC	776,336	1,414,316
London Stock Exchange Group PLC	46,987	4,716,878
Prudential PLC	254,524	2,740,745
Shell PLC	134,960	4,284,982

		36,557,432
United States (2.0%)
Linde PLC	11,122	4,141,274

		4,141,274

Total common stocks (cost $180,546,945)		$198,767,398

U.S. TREASURY OBLIGATIONS (0.1%)(a)
	Principal amount	Value
U.S. Treasury Notes 0.625%, 8/15/30(i)	$321,000	$246,624

Total U.S. treasury obligations (cost $246,624)		$246,624

SHORT-TERM INVESTMENTS (4.1%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 5.57%(AFF)	Shares	7,763,273	$7,763,273
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.29%(P)	Shares	10,000	10,000
U.S. Treasury Bills 5.425%, 12/7/23(SEGSF)		$300,000	297,077
U.S. Treasury Bills 5.103%, 11/9/23(SEGSF)		200,000	198,882
U.S. Treasury Bills 5.286%, 11/2/23(SEGSF)		135,000	134,385

Total short-term investments (cost $8,403,666)			$8,403,617
TOTAL INVESTMENTS

Total investments (cost $189,197,235)			$207,417,639

	FORWARD CURRENCY CONTRACTS at 9/30/23 (aggregate face value $75,922,302) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	10/18/23	$486,111	$502,964	$(16,853)
		British Pound	Sell	12/20/23	619,415	632,451	13,036
		Canadian Dollar	Sell	10/18/23	1,442,011	1,477,246	35,235
		Euro	Sell	12/20/23	543,084	552,370	9,286
		Hong Kong Dollar	Buy	11/15/23	575,142	577,467	(2,325)
		Japanese Yen	Sell	11/15/23	3,848,437	4,087,634	239,197
		Swiss Franc	Buy	12/20/23	1,460,108	1,504,790	(44,682)
	Barclays Bank PLC
		British Pound	Sell	12/20/23	1,273,256	1,299,420	26,164
		Israeli Shekel	Buy	10/18/23	346,708	358,936	(12,228)
		Swiss Franc	Buy	12/20/23	2,344,174	2,416,610	(72,436)
	Citibank, N.A.
		Australian Dollar	Buy	10/18/23	497,368	514,660	(17,292)
		Danish Krone	Buy	12/20/23	648,038	659,151	(11,113)
	Goldman Sachs International
		Australian Dollar	Buy	10/18/23	1,233,579	1,276,306	(42,727)
		British Pound	Sell	12/20/23	1,635,335	1,668,726	33,391
		Indian Rupee	Sell	11/15/23	1,319,212	1,315,051	(4,161)
		New Zealand Dollar	Buy	10/18/23	219,183	222,920	(3,737)
		Swiss Franc	Buy	12/20/23	1,281,245	1,321,136	(39,891)
	HSBC Bank USA, National Association
		British Pound	Sell	12/20/23	1,523,025	1,554,289	31,264
		Danish Krone	Buy	12/20/23	540,402	549,696	(9,294)
		Euro	Sell	12/20/23	1,004,038	1,018,482	14,444
		Japanese Yen	Sell	11/15/23	2,161,079	2,191,372	30,293
		Singapore Dollar	Buy	11/15/23	1,047,203	1,070,022	(22,819)
		Swiss Franc	Buy	12/20/23	1,012,896	1,044,203	(31,307)
	JPMorgan Chase Bank N.A.
		Hong Kong Dollar	Buy	11/15/23	528,129	530,241	(2,112)
		Japanese Yen	Sell	11/15/23	471,241	497,037	25,796
		Norwegian Krone	Sell	12/20/23	700,578	700,025	(553)
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	10/18/23	3,681,955	3,809,559	(127,604)
		British Pound	Buy	12/20/23	2,839,008	2,873,499	(34,491)
		Euro	Sell	12/20/23	2,231,655	2,272,042	40,387
		Japanese Yen	Buy	11/15/23	436,837	491,375	(54,538)
		Norwegian Krone	Sell	12/20/23	656,665	656,417	(248)
	NatWest Markets PLC
		Swedish Krona	Buy	12/20/23	617,084	608,007	9,077
	State Street Bank and Trust Co.
		Australian Dollar	Buy	10/18/23	1,054,238	1,090,593	(36,355)
		British Pound	Sell	12/20/23	59,207	60,426	1,219
		Canadian Dollar	Sell	10/18/23	15,464	15,844	380
		Chinese Yuan (Offshore)	Buy	11/15/23	591,854	604,874	(13,020)
		Israeli Shekel	Buy	10/18/23	1,095,455	1,134,220	(38,765)
		Japanese Yen	Sell	11/15/23	931,839	1,115,849	184,010
		New Zealand Dollar	Buy	10/18/23	244,655	248,775	(4,120)
		Singapore Dollar	Buy	11/15/23	1,970,909	2,014,684	(43,775)
		Swedish Krona	Buy	12/20/23	534,268	526,282	7,986
		Swiss Franc	Buy	12/20/23	1,256,559	1,295,689	(39,130)
	Toronto-Dominion Bank
		Australian Dollar	Buy	10/18/23	4,425,820	4,421,645	4,175
		British Pound	Sell	12/20/23	588,896	601,001	12,105
		Euro	Sell	12/20/23	2,288,743	2,314,796	26,053
		Japanese Yen	Buy	11/15/23	2,633,678	2,676,904	(43,226)
		Swiss Franc	Buy	12/20/23	1,477,190	1,523,030	(45,840)
	UBS AG
		British Pound	Sell	12/20/23	1,170,468	1,194,655	24,187
		Canadian Dollar	Sell	10/18/23	578,513	592,710	14,197
		Danish Krone	Buy	12/20/23	1,264,649	1,286,526	(21,877)
		Euro	Sell	12/20/23	886,359	887,802	1,443
		Norwegian Krone	Sell	12/20/23	710,087	709,772	(315)
		Swedish Krona	Buy	12/20/23	5,319,414	5,240,773	78,641
		Swiss Franc	Buy	12/20/23	2,707,741	2,791,887	(84,146)
	WestPac Banking Corp.
		British Pound	Sell	12/20/23	1,765,834	1,802,108	36,274
		Canadian Dollar	Sell	10/18/23	957,757	980,697	22,940
		Japanese Yen	Sell	11/15/23	509,165	536,656	27,491

	Unrealized appreciation						948,671

	Unrealized (depreciation)						(920,980)

	Total						$27,691
*	The exchange currency for all contracts listed is the United States Dollar.

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2023 through September 30, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $206,542,076.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/23
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$—	$15,878,198	$15,878,198	$40,853	$—
	Putnam Short Term Investment Fund**	1,209,125	55,574,611	49,020,463	200,598	7,763,273

	Total Short-term investments	$1,209,125	$71,452,809	$64,898,661	$241,451	$7,763,273
	* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
	# At the close of the reporting period, the fund did not have any securities on loan.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $261,918.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Financials	19.7%
	Industrials	17.4
	Consumer discretionary	13.2
	Health care	11.9
	Consumer staples	10.4
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $367,257 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $261,918 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Australia	$—	$3,725,553	$—
Canada	2,923,932	—	—
Denmark	—	4,533,919	—
France	—	36,039,955	—
Germany	—	9,979,064	—
Hong Kong	—	3,805,365	—
India	1,799,088	—	—
Ireland	—	10,106,137	—
Italy	—	3,551,119
Japan	—	52,474,914	—
Netherlands	927,760	9,625,018	—
Norway	—	3,575,798	—
Spain	5,716,920	—	—
Switzerland	—	9,284,150	—
United Kingdom	—	36,557,432	—
United States	4,141,274	—	—

Total common stocks	15,508,974	183,258,424	—
U.S. treasury obligations	—	246,624	—
Short-term investments	10,000	8,393,617	—

Totals by level	$15,518,974	$191,898,665	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$27,691	$—

Totals by level	$—	$27,691	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$101,100,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com